INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
Details	2025	2024	2023
Current tax expense:
Local	$14,181	$17,431	$-
Foreign	2,392	5,579	13,374
Deferred tax expense (benefit):
Local	17,629	(17,141)	62,748
Foreign	(12,633)	4,336	(10,810)
Income tax expense, net	$21,569	$10,205	$65,312

Schedule of Profit (Loss) Before Taxes
Details	2025	2024	2023
Profit (loss) before taxes:
Local	$211,122	$242,879	$588,453
Foreign	29,261	(25,452)	(3,611)
Total profit (loss) before taxes	$240,383	$217,427	$584,842

Schedule of Deferred Tax Asset/Liability
Details	2025	2024
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$19,446	$7,397
Employees compensation	10,215	9,675
Accruals and allowances	9,332	11,355
Research and development credit	26,027	24,689
Research and development, including Section 174 under U.S. Internal Revenue Code	18,299	27,732
Lease liabilities	10,629	9,617
Others	722	652
	94,670	91,117
Valuation allowance, see Note 17E below	(24,522)	(31,613)
Deferred tax assets	$70,148	$59,504
Deferred tax liabilities - long-term:
Depreciation and amortization	$(62,184)	$(64,859)
ROU - assets under operating leases	(2,284)	(1,131)
Others	(1,148)	(801)
Deferred tax liabilities	$(65,616)	$(66,791)

Presented in long term deferred tax assets	$13,354	$1,768
Presented in long term deferred tax liabilities	$(8,822)	$(9,055)

Schedule of Effective Income Tax Rate Reconciliation

Details	2025	Percentages
Tax expense computed at statutory rates, see (*) below	$55,288	23.0%
Foreign tax effects:
U.S
- Changes in valuation allowance, see Note 17E below	(17,742)	(7.4)%
- Other adjustments	(3,761)	(1.6)%
Italy
- Changes in valuation allowance, see Note 17E below	10,651	4.4%
- Foreign currency translation impact	(8,061)	(3.4)%
- Other adjustments	(87)	0%
Other jurisdictions	820	0.3%
Nontaxable or nondeductible items	264	0.1%
Changes in unrecognized tax benefits, see (**) below	16,870	7.0%
Preferred Enterprise benefit in Israel	(32,673)	(13.6)%
Income tax expense	$21,569	8.8%

Details	2024	2023
Tax expense computed at statutory rates, see (*) below	$50,008	$134,514
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit in Israel	(36,588)	(89,487)
Change in valuation allowance, see Note 17E below	11,375	2,697
Permanent differences and other, net	(14,590)	17,588
Income tax expense	$10,205	$65,312